LEASES	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES
NOTE 15 – LEASES
We lease cell sites, retail stores, offices, vehicles, equipment and other assets from third parties under operating and finance leases. We determine whether a contract is a lease or contains a lease at contract inception, and this assessment requires judgment including a consideration of factors such as whether we have obtained substantially all of the rights to the underlying assets and whether we have the ability to direct the use of the related assets. ROU assets represent our right to use an underlying asset for the lease term and the lease liability represents our obligation to make payments arising from the lease. Lease liabilities are recognized at commencement date based on the present value of the remaining lease payments over the lease term. As the rates implicit in our leases are not readily determinable, our incremental borrowing rate is used in calculating the present value of the sum of the lease payments, and determining the rate used for discounting these payments requires judgment. ROU assets are recognized at commencement date at the value of the lease liability, adjusted for any prepayments, lease incentives, or initial direct costs. The incremental borrowing rate is determined using a portfolio approach based on the rate of interest that would be paid to borrow an amount equal to the lease payments on a collateralized basis over a similar term. We use an unsecured borrowing rate and risk adjust that rate to approximate a collateralized rate for each geographic region in which we conduct business. Our typical lease arrangement includes a non-cancellable
term with renewal options for varying terms depending on the nature of the lease. We include the renewal options that are reasonably certain to be exercised as part of the lease term, and this assessment is also an area of judgment. For cell site locations, optional renewals are included in the lease term based on the date the sites were placed in service and to the extent that renewals are reasonably certain based on the age and duration of the sites. For other leases, renewal options are typically not considered to be reasonably certain to be exercised.
We have certain lease arrangements with
non-lease
components that relate to the lease components, primarily related to maintenance and utility costs that are paid to the lessor.
Non-lease
components and the lease components to which they relate are accounted for together as a single lease component for all asset classes. Certain leases contain escalation clauses or payment of executory costs such as taxes, utilities and maintenance. We recognize lease payments for short-term leases as expense either straight-line over the lease term or as incurred depending on whether lease payments are fixed or variable.
The components of total lease cost, net consisted of the following:

		Year Ended
	Classification	December 31, 2020
Operating lease cost (1)	Cost of service, Sales and marketing, General and administrative (2)	$36,700
Financing lease cost:
Amortization of right-of-use assets	Depreciation, amortization and accretion	1,190
Interest on lease liabilities	Interest expense	435

Total net lease cost		$38,325

(1)	Operating lease costs include short-term lease costs of $5.9 million and variable costs which were immaterial for the period presented.
(2)
The amounts of operating lease costs included in Cost of service, Sales and marketing and General and administrative during the year ended December 31, 2020 were $30.4 million, $2.6 million and $3.7 million, respectively.

Sublease income was not significant for the periods presented.
Balance sheet information related to leases as of December 31, 2020 consisted of the following:

	Classification	As of December 31, 2020
Assets
Operating	Operating lease right-of-use assets, net	$155,996
Financing	Property and equipment, net	4,473

Total lease assets		$160,469

Liabilities
Current liabilities
Operating	Short-term operating lease liabilities	$17,900
Financing	Current portion of debt and financing lease liabilities	1,542
Long-term liabilities
Operating	Non-current operating lease liabilities	138,478
Financing	Long-term debt and financing lease liabilities	3,607

Total lease liabilities		$161,527

The following table presents cash flow information for leases for the year ended December 31, 2020:

Year Ended
December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$26,848
Operating cash flows for finance leases	$435
Financing cash flows for finance leases	$1,349
Supplemental lease cash flow disclosures
Operating lease right-of-use-assets obtained in exchange for new operating lease liabilities	$10,018
Right-of-use assets obtained in exchange for new finance lease liabilities	$1,822
The weighted-average remaining lease term and the weighted-average discount rate of our leases at December 31, 2020 are as follows:

December 31, 2020
Weighted-average remaining lease term (years)
Operating leases	9
Finance leases	5
Weighted-average discount rate
Operating leases	7.0%
Finance leases	9.7%
The Company’s maturity analysis of operating and finance lease liabilities as of December 31, 2020 are as follows:

	Operating Leases	Finance Leases
2021	27,933	1,979
2022	25,639	1,332
2023	24,524	762
2024	23,784	585
2025	23,201	538
Thereafter	84,959	1,675

Total lease payments	210,040	6,871
Less interest	(53,662)	(1,722)

Present value of lease liabilities	156,378	5,149
Less current obligation	(17,900)	(1,542)

Long-term obligation at December 31, 2020	$138,478	$3,607

Future minimum lease payments for operating lease obligations as of December 31, 2019 under the previous lease accounting standard consisted of the following:

Years Ending December 31,	Operating Leases
2020	25,148
2021	24,245
2022	21,861
2023	20,796
2024	20,126
Thereafter	88,361

Total	$200,537

Future minimum lease payments for capital lease obligations as of December 31, 2019 under the previous accounting standard were not material.
Total rent expense under operating leases amounted to $25.6 million in 2019 and $22.1 million in 2018.